RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

30.  RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel comprises members of the Board of Directors and key senior managers of the Corporation and its main subsidiaries. Their compensation is as follows:

	2019	2018	2017

Salaries and short-term benefits	$10.2	$9.9	$9.1
Share-based compensation	4.1	5.4	5.9
Other long-term benefits	1.3	1.2	8.5
	$15.6	$16.5	$23.5

Operating transactions

During the year ended December 31, 2019, the Corporation incurred expenses with affiliated companies in the amount of $7.0 million (none in 2018 and 2017 ), which are included in purchase of goods and services. The Corporation made sales to an affiliated corporation in the amount of $3.8 million ($2.8 million in 2018 and 2017). These transactions were accounted for at the consideration agreed between the parties and were concluded on terms equivalent to those that prevail on an arm's length basis.

Management arrangements

The parent corporation has entered into management arrangements with the Corporation. Under these management arrangements, the parent corporation and the Corporation provide management services to each other on a cost‑reimbursement basis. The expenses subject to reimbursement include the salaries of the Corporation’s executive officers, who also serve as executive officers of the parent corporation. In 2019, the Corporation received an amount of $2.4 million, which is included as a reduction in employee costs ($2.4 million in 2018 and $2.2 million 2017), and incurred management fees of $2.2 million ($2.5 million in 2018 and $2.7 million in 2017) with shareholders. These transactions were accounted for at the consideration agreed between the parties and were concluded on terms equivalent to those that prevail on an arm's length basis.

Tax transactions

In 2019, the parent corporation transferred $59.0 million of non-capital losses ($54.2 million in 2018 and none in 2017) to the Corporation in exchange for a cash consideration of $14.9 million ($13.9 million in 2018 and none in 2017). These transactions were accounted for at the consideration agreed between the parties and were concluded on terms equivalent to those that prevail on an arm’s length basis.